July 31, 2000

Dear Shareholders:

Few life experiences create the excitement and drama of doing something for the first time. Whether learning to ride a bike, buying a house, or having a child, you enter uncharted territory - at least by comparison to your own personal history.

For the CRA Qualified Investment Fund, the past year provided many instances of such excitement, as we entered "uncharted territory" - by comparison to anyone's history.

We are particularly proud of the forward-thinking participation of our charter investors, and the positive impact their investments may have made in helping America's communities in need. The CRA Qualified Investment Fund has invested in whole or in part in securities that support the following projects:

     >> An affordable housing project in Southgate, Michigan providing 116 units to low and moderate-income seniors;

     >> An inner-city redevelopment project in San Diego, California creating 3,680 new jobs, maintaining 54,971 jobs, and providing housing to 1,700 low and moderate-income families;

     >> An affordable housing project in Canton, Georgia providing 144 housing units;

     >> A nursing home offering services to accommodate 200 seniors including 144 Medicaid recipients;

     >> An affordable housing project in Amarillo, Texas providing 344 of 861 units to house low and moderate-income families; and

     >> An economic development project in New York City where funds support numerous agencies and programs including the Administration for Children's Services, Department for the Aging, Department of Homeless Services, and Housing Preservation & Development.

A UNIQUE YEAR FOR A UNIQUE INVESTMENT
-------------------------------------

This past year proved one of the most unique markets for fixed income securities in decades. While the Federal Reserve continued to raise interest rates, the Treasury Department bought back Treasury Bonds and decreased the supply of new Treasury Bonds. In addition,

CRA QUALIFIED INVESTMENT FUND                                             PAGE 2

politicians spoke of removing the implied government guarantee of Fannie Mae and Freddie Mac securities.

Even as the market offered up a variety of obstacles, the CRA Qualified Investment Fund navigated this tumultuous landscape with positive returns to our shareholders of 1.3%* and an SEC yield of 6.77%.** While the CRA Custom Index offered a slightly higher return (2.51%), the discrepancy is attributable to the Fund's first quarter investments in money market instruments. As the Fund commenced operations, the advisor did not have specific community development investments to target.

EVEN MORE EXCITEMENT FOR OUR SOPHOMORE YEAR
-------------------------------------------

While our next year will not have the novelty of learning to ride a bike, it will hopefully offer many more opportunities to advance the goals of economic development, to provide current income to our investors, and to help our shareholders meet the needs of the communities they serve.

We look forward to working with you.

Sincerely,


Todd J. Cohen
President, CRAFund Advisors


*    8/31/99-5/31/00
**   30 Day SEC yield ended 5/31/00

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND

ANNUAL REPORT
SCHEDULE OF INVESTMENTS                                                                       MAY 31, 2000
----------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL         VALUE
                                                                                ---------         -----
AGENCY OBLIGATIONS -- 46.33%
   Federal Home Loan Mortgage Corp., Pool #B30844, 7.00%, 02/01/30  +
   (02/07/00, cost $ 265,239)                                                     276,497         263,882
   Federal Home Loan Mortgage Corp., Pool #C32453, 7.50%, 11/01/29  +
   (11/03/99, cost $ 1,673,184)                                                 1,648,926       1,610,795
   Federal National Mortgage Association, Pool #382284, 7.92%, 03/01/18 +
   (05/11/00, cost $ 495,697)                                                     499,421         499,343
   Federal National Mortgage Association, Southgate TBA, 8.14%, 07/01/18 +
   (05/25/00, cost $ 951,911 )                                                    939,000         955,964
   Government National Mortgage Association, Pool #492249, 8.50%, 12/01/27 +
   (01/20/00, cost $ 1,145,617)                                                 1,116,102       1,168,417
                                                                                             ------------
   TOTAL AGENCY OBLIGATIONS (COST $4,522,461)                                                   4,498,401
                                                                                             ------------

MUNICIPAL BONDS -- 42.69%

   Alabama Incentives Finance Authority Series B, 7.75%, 10/01/19                 750,000         738,818
   Panhandle Texas Regl Housing Finance Series B, 8.50%, 03/01/03                 515,000         513,393
   San Diego California Redevelopment Agency Series B, 6.25%, 09/01/13          2,000,000       1,772,249
   San Diego California Redevelopment Agency Series A, 6.50%, 09/01/08            265,000         243,537
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.38%, 08/01/05              225,000         220,538
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.72%, 08/01/09              225,000         219,196
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.90%, 08/01/12              450,000         437,490
                                                                                             ------------
   TOTAL MUNICIPAL BONDS (COST $4,252,780)                                                      4,145,221
                                                                                             ------------

SHORT-TERM INVESTMENTS --20.55%

   Evergreen Money Market Trust Institutional Shares                              502,445         502,445
   G.E Capital Corp. Commercial Paper, 06/29/00                                 1,500,000       1,492,475
                                                                                             ------------
   TOTAL SHORT-TERM INVESTMENTS (COST $1,994,920)                                               1,994,920
                                                                                             ------------

TOTAL INVESTMENTS (COST $10,770,161) -- 109.57%                                                10,638,542
LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.57%)                                                 (929,365)
                                                                                             ------------
NET ASSETS -- 100%                                                                           $  9,709,177
                                                                                             ============

+ Securities for which market quotations are not readily available are valued by or at the direction of the Board of Trustees. Parenthetical disclosure includes the acquisition date and cost of the security. The total fair value of such securities at May 31,2000 is $4,498,401 which represents 46.33% of total net assets.

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES                                 MAY 31, 2000
--------------------------------------------------------------------------------

ASSETS:
   Investments, at market (identified cost $10,770,161)            $ 10,638,542
   Receivables:
      Interest                                                          108,977
                                                                   ------------
         Total assets                                                10,747,519
                                                                   ------------

LIABILITIES:
   Payables:
      Investment securities purchased                                   952,973
      Due to Advisor                                                      9,913
      Accrued distribution fees                                           8,639
      Distributions payable                                              36,759
      Accrued expenses                                                   30,058
                                                                   ------------
         Total liabilities                                            1,038,342
                                                                   ------------

NET ASSETS                                                         $  9,709,177
                                                                   ============

NET ASSETS CONSIST OF:
      Paid-in Capital                                              $  9,865,328
      Distributions in excess of net investment income                     (271)
      Accumulated realized loss on investments                          (24,261)
      Net unrealized loss on investments                               (131,619)
                                                                   ------------

Net Assets (Unlimited shares of no par value
   authorized; 993,688 shares outstanding)                         $  9,709,177
                                                                   ============

Net Asset Value and offering price per share                       $       9.77
                                                                   ============

Redemption price per share (9.77 * .99)                            $       9.67
                                                                   ============

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MAY 31, 2000*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                           $ 255,335
                                                                      ---------
      Total investment income                                           255,335
                                                                      ---------

EXPENSES:
   Investment advisory fees                                              17,278
   Accounting and administration fees                                    37,704
   Transfer agency fees                                                   7,541
   Professional fees                                                     84,507
   Insurance expense                                                     44,068
   Custodian fees                                                         2,263
   Trustee fees                                                          64,917
   Printing expense                                                       8,443
   Distribution fees                                                      8,639
   Other                                                                  3,770
                                                                      ---------
   Total expenses before fee waivers                                    279,130
                                                                      ---------
      Fees waived and expenses reimbursed by Advisor                   (244,309)
                                                                      ---------
      Total net expenses                                                 34,821
                                                                      ---------

  Net investment income                                                 220,514
                                                                      ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments                                     (24,261)
   Net unrealized depreciation on investments                          (131,619)
                                                                      ---------
                                                                       (155,880)
                                                                      ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  64,634
                                                                      =========

*    The investment portfolio commenced operations on August 30, 1999.

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the Period
                                                                       Ended
                                                                   May 31, 2000*
                                                                   -------------
INCREASE IN NET ASSETS
Operations:
   Net investment income                                            $   220,514
   Net realized loss on investments                                     (24,261)
   Net unrealized depreciation on investments                          (131,619)
                                                                    -----------
Net increase in net assets resulting from operations                     64,634
                                                                    -----------

Distributions to shareholders from:
   Net investment income                                               (220,785)
                                                                    -----------

Increase in net assets from Fund share transactions(Note 2)           9,765,328
                                                                    -----------

Increase in net assets                                                9,609,177

NET ASSETS:
   Beginning of period                                                  100,000
                                                                    -----------
   End of period                                                    $ 9,709,177
                                                                    ===========

*    The investment portfolio commenced operations on August 30, 1999.

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
ANNUAL REPORT
FINANCIAL HIGHLIGHTS

Per Share Data (For a Share  Outstanding  from August 30,  1999  through May 31,
2000)
--------------------------------------------------------------------------------

                                                                 For the Period
                                                                      Ended
                                                                  May 31, 2000*
                                                                  ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $    10.00
                                                                   ----------
INVESTMENT OPERATIONS:
   Net investment income                                                 0.36
   Net realized and unrealized loss on
      investments                                                       (0.23)
                                                                   ----------
      Total from investment operations                                   0.13
                                                                   ----------
Distributions:
   From net investment income                                           (0.36)
                                                                   ----------

NET ASSET VALUE, END OF PERIOD                                     $     9.77
                                                                   ----------

TOTAL RETURN                                                             1.30%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)                            $    9,709
   Ratio of expenses to average net assets:
      Before expense reimbursement                                       8.02% 1
      After expense reimbursement                                        1.00% 1
   Ratio of net investment income
      to average net assets:

      Before expense reimbursement                                       2.39% 1
      After expense reimbursement                                        6.33% 1
   Portfolio turnover rate                                              98.58%

*    The investment portfolio commenced operations on August 30, 1999.
1    Annualized

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc., (the "Advisor"). The Fund commenced investment operations on August 30, 1999.

     The  costs   incurred  in  connection   with  the   organization,   initial
registration and public offering of shares have been paid by the Advisor. Accordingly, no organizational costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith as reviewed by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. Due to the non-diversified status of the Fund, securities held in certain issues could represent a concentration of credit risk.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2000
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES(CONTINUED)

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distribution are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the period ended May 31, 2000 were as follows:

                                                        SHARES         AMOUNT
     Shares sold .................................       999,875    $ 9,924,088
     Shares reinvested ...........................         9,498         93,488
     Redeemed ....................................       (25,685)      (252,248)
                                                     -----------    -----------
     Net Increase ................................       983,688    $ 9,765,328
                                                     ===========    ===========

NOTE 3 - INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the period ended May 31, 2000, were as follows:

Purchases:
     U.S. Government .............................................  $         0
     Other .......................................................   13,109,306
Sales:
     U.S. Government .............................................            0
     Other .......................................................    4,309,416

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS                                       MAY 31, 2000
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT TRANSACTIONS (CONTINUED)

     At  May  31,  2000,  gross  unrealized   appreciation   (depreciation)   of
investments for tax purposes were as follows:

     Appreciation .................................................   $  29,496
     Depreciation .................................................    (161,115)
                                                                      ---------

     Net depreciation on investments ..............................   $(131,619)
                                                                      =========

NOTE 4 - ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Funds' daily net assets. For the period ended May 31, 2000, the Advisor voluntarily waived their advisory fees which amounted to $17,278.

     The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse SunCoast Capital Group, Ltd., (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period ended May 31, 2000, the Fund reimbursed the Distributor $8,639 for distribution costs incurred.

     For the period ended May 31, 2000 the Advisor voluntarily agreed to reimburse the Fund to the extent total annualized expenses exceed 1.00% of the Fund's average daily net assets. For the period ended May 31, 2000, the Fund incurred $227,031 of expenses (other than advisory) reimbursable by the Advisor.

     Certain trustees and officers of the Fund are affiliated with the Advisor.

                          INDEPENDENT AUDITORS' REPORT

To the Trustees
The Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the Fund), including the schedule of investments, as of May 31, 2000 and the related statements of operations and changes in net assets and financial highlights for the period from August 30, 1999 (commencement of operations) through May 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period from August 30, 1999 (commencement of operations) through May 31, 2000, in conformity with generally accepted accounting principles.


July 7, 2000